Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,130,564	$ 11,977,105
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(1,068,159)	1,181,145
Percent of Total	(20.82%)	9.86%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(281,809)	268,046
Percent of Total	(5.49%)	2.24%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(27,452)	793,734
Percent of Total	(0.54%)	6.63%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	150,986	148,481
Percent of Total	2.94%	1.24%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	3,057,320	3,382,866
Percent of Total	59.59%	28.24%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	246,176	(29,417)
Percent of Total	4.80%	(0.25%)
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(1,002,638)	115,728
Percent of Total	(19.54%)	0.97%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,874,035	2,674,868
Percent of Total	36.53%	22.33%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	12,927	(187,989)
Percent of Total	0.25%	(1.57%)
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,688	(537)
Percent of Total	0.13%	0.00%
New Zealand Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		551,053
Percent of Total		4.60%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(19,932)	(878,248)
Percent of Total	(0.39%)	(7.33%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	357,590	(29,114)
Percent of Total	6.97%	(0.24%)
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	32,777	28,100
Percent of Total	0.64%	0.23%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	20,514	84,101
Percent of Total	0.40%	0.70%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(18,651)	(9,218)
Percent of Total	(0.36%)	(0.08%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(208,663)	(328,241)
Percent of Total	(4.07%)	(2.74%)
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(17,268)	607,933
Percent of Total	(0.34%)	5.08%
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	28,683	(148,333)
Percent of Total	0.56%	(1.24%)
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	49,652	6,878
Percent of Total	0.97%	0.06%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(67,516)	(55,283)
Percent of Total	(1.32%)	(0.46%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,005,304	$ 3,800,552
Percent of Total	39.09%	31.73%